UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05968

John Hancock Municipal Securities Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	May 31
Date of reporting period:	May 31, 2022

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared the following annual reports to shareholders for the period ended May 31, 2022:

•John Hancock High Yield Municipal Bond Fund

•John Hancock Municipal Opportunities Fund (formerly, Tax-Free Bond)

Annual report
John Hancock
High Yield Municipal Bond Fund
Fixed income
May 31, 2022

A message to shareholders
Dear shareholder,
The bond market declined for the 12 months ended May 31, 2022, reflecting a broad rise in bond yields. A recovering and growing economy, combined with supply chain shortages and increased government spending, led to the inflation rate surging to a 40-year high. To combat rising inflationary pressures, the U.S. Federal Reserve (Fed) began raising short-term interest rates in March 2022, which pushed bond yields higher and prices lower. Furthermore, the conflict between Russia and Ukraine, which created significant geopolitical and economic uncertainty, led to heightened volatility in the bond market. Although bond yields rose across the board, short-term bond yields increased the most, reflecting the Fed’s interest-rate hikes and expectations for more going forward.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
High Yield Municipal Bond Fund

2	Your fund at a glance
5	Management’s discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund’s investments
22	Financial statements
25	Financial highlights
29	Notes to financial statements
37	Report of independent registered public accounting firm
38	Tax information
39	Statement regarding liquidity risk management
41	Trustees and Officers
45	More information
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/2022 (%)

The Bloomberg High Yield Municipal Bond Index tracks the performance of municipal bonds rated below investment grade (BBB/Baa) and those that are unrated.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Municipal bonds declined as bond yields rose
Rising inflation, multiple short-term interest-rate increases by the U.S. Federal Reserve, and significant municipal bond market outflows pushed municipal bond yields higher, putting downward pressure on municipal bond prices.
The fund declined and trailed its benchmark
In this challenging environment, the fund underperformed its benchmark, the Bloomberg High Yield Municipal Bond Index.
Security selection was key to the fund’s underperformance
Education and special tax municipal bonds detracted the most, as did the fund’s duration positioning in a period of rising bond yields.
PORTFOLIO COMPOSITION AS OF 5/31/2022 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	3

QUALITY COMPOSITION AS OF 5/31/2022 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-22 and do not reflect subsequent downgrades or upgrades, if any.
SECTOR COMPOSITION AS OF 5/31/2022 (% of net assets)

4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

Management’s discussion of fund performance
How did the municipal bond market perform during the 12 months ended May 31, 2022?
Municipal bonds declined, reflecting a broad rise in interest rates and a significant increase in market volatility. Municipal bonds began the period on a positive note, rallying as the U.S. economy’s recovery from the COVID-19 pandemic boosted tax revenues for state and local governments. However, the combination of improving economic growth and supply chain disruptions pushed the year-over-year inflation rate above 8% by the end of the period, its highest level in more than 40 years. The U.S. Federal Reserve responded by raising its short-term interest-rate target twice in early 2022, which drove bond yields broadly higher and bond prices lower.
Municipal bonds faced additional hurdles in the form of significant investor outflows in early 2022, including 19 consecutive weeks of outflows late in the period, which further contributed to the decline in the municipal market. By the end of the period, municipal bond yields were higher than U.S. Treasury bond yields across the maturity spectrum, which is unusual given the tax advantages of municipal bonds. High-yield municipal bonds were hit especially hard by the municipal market outflows.
Were there any changes in municipal credit quality during the period?
Municipal credit conditions continued to strengthen. Healthy economic growth contributed to a broad increase in tax revenues for state and local governments, a recovery in travel boosted transportation revenues from airport taxes and toll roads, and rising wages and consumer prices provided a further lift to income and sales tax revenues. Consequently, many states and municipalities—including those facing prepandemic fiscal challenges—are now benefiting from their strongest financial position in years.
How did the fund perform?
The fund declined for the period and underperformed its benchmark. Holdings in the education sector detracted the most, due largely to limited liquidity during the municipal market sell-off in early 2022. Special tax bonds also weighed on fund performance amid credit concerns relating to some of the fund’s individual holdings in the sector. Another factor was its duration positioning. The fund maintained a longer duration (a measure of interest-rate sensitivity) versus the
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	5

benchmark throughout the period, which meant that the fund experienced greater price declines as bond yields rose.
On the positive side, an allocation to housing-related bonds aided performance, benefiting from strength in the residential real estate market. Security selection in the healthcare sector also added value.
Can you tell us about a manager change?
Effective September 8, 2021, Jeffrey N. Given, CFA, no longer manages the fund; Adam A. Weigold, CFA, was added to the team.
MANAGED BY

Dennis DiCicco
Adam A. Weigold, CFA
The views expressed in this report are exclusively those of Dennis DiCicco and Adam A. Weigold, CFA, Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†	Tax- equivalent subsidized yield (%)†
	1-year	5-year	10-year	5-year	10-year	as of 5-31-22	as of 5-31-22	as of 5-31-22
Class A	-12.63	1.51	2.50	7.78	28.03	3.57	3.47	6.03
Class C	-10.59	1.57	2.15	8.09	23.70	2.99	2.88	5.05
Class I1,2	-8.88	2.48	3.01	13.06	34.52	3.86	3.86	6.52
Class R6[1,2]	-8.83	2.54	3.02	13.34	34.65	3.89	3.88	6.57
Index 1††	-6.27	4.26	4.84	23.19	60.36	—	—	—
Index 2††	-6.79	1.78	2.54	9.21	28.53	—	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until September 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6
Gross (%)	1.02	1.77	0.77	0.74
Net (%)	0.89	1.64	0.74	0.72
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers. Tax-equivalent yield is based on the maximum federal income tax rate of 40.8%.
†† Index 1 is the Bloomberg High Yield Municipal Bond Index; Index 2 is the Bloomberg Municipal Bond Index.
See the following page for footnotes.
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock High Yield Municipal Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C3	5-31-12	12,370	12,370	16,036	12,853
Class I1,2	5-31-12	13,452	13,452	16,036	12,853
Class R6[1,2]	5-31-12	13,465	13,465	16,036	12,853
The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The Bloomberg High Yield Municipal Bond Index tracks the performance of municipal bonds rated below investment grade (BBB/Baa) and those that are unrated.
The Bloomberg Municipal Bond Index tracks the performance of the U.S. investment-grade tax-exempt bond market.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class I and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectus.
[3]	The contingent deferred sales charge is not applicable.
8	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2021, with the same investment held until May 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2021, with the same investment held until May 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2021	Ending value on 5-31-2022	Expenses paid during period ended 5-31-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$895.10	$3.92	0.83%
	Hypothetical example	1,000.00	1,020.80	4.18	0.83%
Class C	Actual expenses/actual returns	1,000.00	891.70	7.45	1.58%
	Hypothetical example	1,000.00	1,017.10	7.95	1.58%
Class I	Actual expenses/actual returns	1,000.00	894.80	3.21	0.68%
	Hypothetical example	1,000.00	1,021.50	3.43	0.68%
Class R6	Actual expenses/actual returns	1,000.00	896.20	3.07	0.65%
	Hypothetical example	1,000.00	1,021.70	3.28	0.65%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
10	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

Fund’s investments
AS OF 5-31-22
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.3%				$143,309,336
(Cost $146,993,947)
Arizona 2.0%				2,952,601
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-51	500,000	442,355
Industrial Development Authority American Leadership Academy (A)	4.000	06-15-57	1,000,000	830,237
Maricopa County Industrial Development Authority Arizona Autism Charter School Project (A)	4.000	07-01-61	1,000,000	763,735
Maricopa County Industrial Development Authority Commercial Metals Company Project, AMT (A)	4.000	10-15-47	1,000,000	916,274
Arkansas 0.7%				1,005,495
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.500	09-01-49	1,000,000	1,005,495
California 7.7%				11,334,319
California Community Housing Agency Stoneridge Apartments, Series A (A)	4.000	02-01-56	400,000	342,665
California Infrastructure & Economic Development Bank WFCS Portfolio Project, Series A1 (A)	5.000	01-01-56	250,000	240,555
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-46	100,000	100,147
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-56	700,000	689,795
California School Finance Authority Valley International Preparatory High School (A)	5.250	03-01-62	1,000,000	870,030
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area #2 - Treasure Island, Series A (A)	4.000	09-01-42	1,000,000	955,937
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	400,000	372,333
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (A)	4.000	10-01-56	500,000	439,077
CSCDA Community Improvement Authority Pasadena Portfolio, Series A2 (A)	3.000	12-01-56	500,000	378,531
CSCDA Community Improvement Authority The Link Glendale, Series A2 (A)	4.000	07-01-56	400,000	345,361
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue (B)	4.644	06-01-66	2,000,000	263,526
Orange County Community Facilities District Esencia Village, Series A	5.000	08-15-41	1,000,000	1,049,672
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
California (continued)
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	795,000	$813,606
River Islands Public Financing Authority Community Facilities District, No. 2003-1, Series A	5.000	09-01-48	750,000	792,109
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (C)	4.250	08-01-52	2,000,000	2,049,846
Southern California Public Power Authority Natural Gas Project Revenue, Series A	5.250	11-01-26	1,500,000	1,631,129
Colorado 7.3%				10,773,191
Aerotropolis Regional Transportation Authority Special Revenue	4.375	12-01-52	1,000,000	837,129
Colorado Health Facilities Authority Commonspirit Health Series A-2	4.000	08-01-49	1,000,000	975,932
Fiddlers Business Improvement District Greenwood Village Colorado Refunding, GO (A)(D)	5.550	12-01-47	1,000,000	1,064,025
Longs Peak Metropolitan District Colorado Limited Tax, GO (A)	5.250	12-01-51	1,000,000	867,199
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	2,500,000	2,831,802
Pueblo Urban Renewal Authority EVRAZ Project, Series A (A)	4.750	12-01-45	1,000,000	952,336
Rampart Range Metropolitan District No.5 Tax Supported and Special Revenue	4.000	12-01-41	1,500,000	1,279,429
Sterling Ranch Community Authority Board Series A	5.000	12-01-47	1,500,000	1,507,329
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	7.679	12-01-37	1,466,667	458,010
Connecticut 1.7%				2,465,348
Steel Point Infrastructure Improvement District Steelpointe Harbor Project (A)	4.000	04-01-51	1,755,000	1,519,691
Town of Hamden Whitney Center Project	5.000	01-01-50	1,000,000	945,657
District of Columbia 3.1%				4,534,031
District of Columbia KIPP DC Project	4.000	07-01-39	1,000,000	987,556
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (E)	6.500	10-01-41	3,000,000	3,546,475
Florida 7.0%				10,366,088
Celebration Pointe Community Development District No. 1 Alachua County (A)	5.000	05-01-48	500,000	503,434
Charlotte County Industrial Development Authority Town and Country Utilities Project, AMT (A)	4.000	10-01-41	700,000	612,181
12	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Charlotte County Industrial Development Authority Town and Country Utilities Project, AMT (A)	5.000	10-01-49	500,000	$503,960
City of Jacksonville Jacksonville University Project, Series B (A)	5.000	06-01-53	750,000	756,569
County of Lake Imagine South Lake Charter School (A)	5.000	01-15-54	625,000	625,707
Escambia County Health Facilities Authority Baptist Health Care Corp., Series A	4.000	08-15-45	1,500,000	1,448,216
Florida Development Finance Corp River City Science Academy (D)	5.000	07-01-57	680,000	646,016
Florida Development Finance Corp. 2017 Foundation for Global Understanding, Inc. (A)	4.000	07-01-51	250,000	216,348
Florida Development Finance Corp. Solid Waste Disposal Revenue USA Inc. Project, AMT	3.000	06-01-32	1,000,000	824,647
Florida Higher Educational Facilities Financial Authority Jacksonville University Educational Facilities (A)	5.000	06-01-48	750,000	758,515
Hillsborough County Industrial Development Authority Tampa General Hospital Project-Series A	4.000	08-01-55	1,000,000	947,750
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	1,000,000	974,169
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	250,000	267,793
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	500,000	391,420
Village Community Development District CDD No. 12 (A)	4.250	05-01-43	925,000	889,363
Georgia 2.2%				3,308,365
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	1,090,000	1,112,514
Main Street Natural Gas, Inc. Series A	5.000	05-15-49	1,000,000	1,132,157
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project	5.000	01-01-48	1,000,000	1,063,694
Illinois 6.9%				10,089,640
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,097,003
Chicago Board of Education Series D, GO	5.000	12-01-46	500,000	517,886
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,059,402
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	$1,089,608
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,000,000	964,420
Metropolitan Pier & Exposition Authority McCormick Place Expansion	4.000	12-15-42	1,500,000	1,461,037
State of Illinois Series A, GO	5.000	10-01-28	1,250,000	1,371,020
State of Illinois, GO	4.000	06-01-33	750,000	740,631
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	1,000,000	914,707
Village of Lincolnwood District 1860 Development Project, Series A (A)	4.820	01-01-41	1,000,000	873,926
Indiana 1.3%				1,869,546
Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	1,035,070
Indiana Finance Authority Green Bond Polyflow Industry Project, AMT (A)	7.000	03-01-39	1,000,000	834,476
Iowa 0.7%				1,002,435
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	1,002,435
Kansas 0.3%				448,703
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	515,000	448,703
Kentucky 0.5%				759,705
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	750,000	759,705
Louisiana 0.8%				1,141,787
St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	1,141,787
Maryland 1.6%				2,314,727
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,013,904
Maryland Economic Development Corp. Port Covington Project	3.250	09-01-30	100,000	92,441
Maryland Economic Development Corp. Port Covington Project	4.000	09-01-50	200,000	171,792
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-40	1,000,000	1,036,590
14	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Massachusetts 1.2%				$1,729,682
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	750,000	791,744
Massachusetts Development Finance Agency Orchard Cove, Inc.	5.000	10-01-49	895,000	937,938
Michigan 1.6%				2,343,431
Michigan Finance Authority Local Government Loan Program, Series F-1, GO	4.500	10-01-29	500,000	506,425
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-41	1,000,000	929,112
Summit Academy North Michigan Public School Academy Revenue Refunding	4.000	11-01-41	1,000,000	907,894
Minnesota 1.3%				1,934,707
City of Anoka Homestead at Anoka, Inc. Project	4.750	11-01-35	500,000	477,977
City of Anoka Homestead at Anoka, Inc. Project	5.500	11-01-46	500,000	506,034
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,000,000	950,696
Missouri 1.2%				1,766,098
Health & Educational Facilities Authority Lutheran Senior Service Projects, Series A	5.000	02-01-42	750,000	777,245
Lees Summit Industrial Development Authority John Knox Village, Series A	5.000	08-15-46	1,000,000	988,853
Montana 0.4%				573,502
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	600,000	573,502
Nevada 0.4%				548,672
City of Las Vegas Special Improvement District No. 816 Summerlin Village 22	3.125	06-01-46	735,000	548,672
New Hampshire 0.6%				900,736
New Hampshire Business Finance Authority Covanta Project, AMT (A)	4.875	11-01-42	500,000	500,736
New Hampshire Health & Education Facilities Authority Hillside Village, Series A (A)(F)	6.125	07-01-52	1,000,000	400,000
New Jersey 2.4%				3,538,689
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-44	1,000,000	1,040,682
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	750,000	785,277
New Jersey Economic Development Authority School Facilities Construction	4.000	06-15-49	1,000,000	982,412
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority St. Joseph’s Healthcare System	4.000	07-01-48	750,000	$730,318
New Mexico 0.3%				440,789
Winrock Town Center Tax Increment Development District No. 1 New Mexico Gross Receipts Tax (A)	4.250	05-01-40	500,000	440,789
New York 7.4%				10,942,983
Build NYC Resource Corp. New York Revenue Seton Education Partners Brilla Project (A)	4.000	11-01-41	250,000	223,458
Build NYC Resource Corp. New York Revenue Seton Education Partners Brilla Project (A)	4.000	11-01-51	750,000	628,990
Build NYC Resource Corp. New York Revenue Shefa School Project, Series A (A)	5.000	06-15-51	250,000	257,321
Erie Tobacco Asset Securitization Corp. Series A (A)(B)	7.678	06-01-60	15,000,000	865,523
Nassau County Tobacco Settlement Corp. Series D (B)	7.562	06-01-60	12,000,000	721,798
New York Counties Tobacco Trust IV Series F (B)	7.706	06-01-60	17,000,000	971,140
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	850,000	853,088
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	1,000,000	1,016,537
New York State Dormitory Authority Orange Regional Medical Center (A)	5.000	12-01-45	1,000,000	1,023,306
New York Transportation Development Corp. American Airlines Inc., JFK, AMT	3.000	08-01-31	200,000	186,676
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	4.000	01-01-36	1,000,000	961,566
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	5.000	01-01-36	1,000,000	1,033,047
New York Transportation Development Corp. John F. Kennedy International Airport, AMT	5.250	08-01-31	940,000	997,663
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	4.000	04-30-53	500,000	461,071
Niagara Area Development Corp. Catholic Health System, Inc. Project	5.000	07-01-52	250,000	244,406
Niagara Area Development Corp. Covanta Project, Series A, AMT (A)	4.750	11-01-42	500,000	497,393
Ohio 3.8%				5,570,465
Northeast Ohio Medical University General Receipts Refunding, Series A	4.000	12-01-35	250,000	253,152
Northeast Ohio Medical University General Receipts Refunding, Series A	4.000	12-01-45	225,000	220,291
16	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project	3.250	09-01-29	1,750,000	$1,668,068
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.500	11-01-42	1,000,000	922,597
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.250	01-15-38	500,000	497,157
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	500,000	500,962
Ohio Higher Educational Facility Commission Otterbein University 2022 Project	4.000	12-01-46	500,000	487,320
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	1,020,918
Oklahoma 0.3%				514,162
Tulsa Industrial Authority University of Tulsa	5.000	10-01-31	500,000	514,162
Oregon 0.7%				1,037,462
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-48	1,000,000	1,037,462
Pennsylvania 1.8%				2,613,501
Bucks County Industrial Development Authority Grand View Hospital Project	4.000	07-01-46	350,000	301,267
Lancaster County Hospital Authority Brethen Village Project	5.125	07-01-37	1,000,000	1,008,181
Philadelphia Authority for Industrial Development Discovery Charter School, Inc. Project (A)	5.000	04-15-42	625,000	629,079
Philadelphia Authority for Industrial Development Philadelphia Electrical & Technology Charter High School	4.000	06-01-51	800,000	674,974
Puerto Rico 4.5%				6,600,231
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO	0.000	11-01-43	1,536,263	795,016
Puerto Rico Commonwealth Series A, GO (B)	4.073	07-01-24	24,340	22,368
Puerto Rico Commonwealth Series A, GO (B)	4.773	07-01-33	60,892	36,043
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	47,316	46,278
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	42,531	41,016
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	36,503	35,190
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	49,630	46,960
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico (continued)
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	51,615	$48,073
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	52,697	55,447
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	52,220	56,957
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	51,373	56,745
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	49,898	56,409
Puerto Rico Electric Power Authority Series 2013A-RSA-1 (F)	7.000	07-01-43	1,250,000	1,209,375
Puerto Rico Electric Power Authority Series TT-RSA-1 (F)	5.000	07-01-24	765,000	709,538
Puerto Rico Highway & Transportation Authority Teodoro Moscoso Bridge, Series A (B)	6.460	07-01-26	1,343,000	1,036,100
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	4.169	07-01-31	1,000,000	686,315
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.007	07-01-46	2,500,000	757,554
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	900,000	904,847
Rhode Island 0.1%				133,500
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	130,000	133,500
South Carolina 1.2%				1,821,556
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes	5.000	04-01-48	1,000,000	980,034
South Carolina Jobs-Economic Development Authority Solid Waste Disposal Revenue, AMT (A)	6.500	06-01-51	1,000,000	841,522
Tennessee 2.9%				4,332,486
Metropolitan Government Nashville & Davidson County Industrial Development Board South Nashville Central Special Assessment Revenue (A)	4.000	06-01-51	500,000	429,669
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	3,902,817
Texas 7.6%				11,214,858
Board of Managers Joint Guadalupe County Hospital Mortgage Revenue	5.000	12-01-45	1,000,000	1,016,181
Brazoria County Industrial Development Corp. Gladieux Metals Recycling, AMT	7.000	03-01-39	1,000,000	1,019,182
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, AMT	4.000	07-15-41	1,000,000	890,217
18	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, AMT	6.625	07-15-38	1,000,000	$1,001,567
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series B-2, AMT	5.000	07-01-27	500,000	517,516
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series C, AMT	5.000	07-15-28	1,100,000	1,127,927
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	4.875	05-01-25	500,000	499,976
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	500,000	499,988
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	500,000	446,412
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project	6.500	01-01-31	1,000,000	922,628
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.500	01-01-57	1,000,000	909,908
Port Beaumont Navigation District Jefferson Gulf Coast Energy, AMT (A)	2.875	01-01-41	1,000,000	721,265
San Antonio Education Facilities Corp. Hallmark University Project, Series A	5.000	10-01-51	250,000	220,985
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250	12-15-26	1,320,000	1,421,106
Utah 2.2%				3,205,208
Military Installation Development Authority Hotel Tax, Series A-1	4.000	06-01-52	1,220,000	935,019
UIPA Crossroads Public Infrastructure District Utah Tax Differential Revenue (A)	4.375	06-01-52	1,000,000	829,266
Utah Charter School Finance Authority St. George Campus Project, Series A (A)	5.000	06-15-52	1,000,000	996,894
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-41	500,000	444,029
Vermont 0.5%				713,037
Vermont Economic Development Authority Wake Robin Corporation Project, Series A	5.000	05-01-47	710,000	713,037
Virgin Islands 0.3%				517,008
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	500,000	517,008
Virginia 2.5%				3,654,998
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,000,000	1,090,109
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Virginia (continued)
James City County Economic Development Authority Windsormeade, Series A	4.000	06-01-47	660,000	$541,874
Tobacco Settlement Financing Corp. Series D (B)	6.405	06-01-47	4,000,000	828,230
Virginia College Building Authority Regent University Project	4.000	06-01-46	250,000	235,952
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-48	1,000,000	958,833
Washington 0.4%				654,312
Washington State Convention Center Public Facilities District Lodging Tax, Series B	3.000	07-01-58	1,000,000	654,312
West Virginia 0.7%				1,009,335
City of South Charleston South Charleston Park Place (A)	4.500	06-01-50	1,240,000	1,009,335
Wisconsin 7.2%				10,631,947
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	1,000,000	891,821
Public Finance Authority Friends Homes (A)	5.000	09-01-54	1,000,000	995,160
Public Finance Authority McLemore Hotel (A)	4.500	06-01-56	1,000,000	812,126
Public Finance Authority Rose Villa Project, Series A (A)	5.750	11-15-44	1,000,000	1,019,623
Public Finance Authority Rose Villa Project, Series A (A)	6.000	11-15-49	1,000,000	1,024,175
Public Finance Authority Roseman University of Health (A)	4.000	04-01-42	500,000	452,565
Public Finance Authority Roseman University of Health (A)	4.000	04-01-52	800,000	686,237
Public Finance Authority Sky Harbor Capital LLC, AMT	4.250	07-01-54	1,000,000	879,749
Public Finance Authority Southminster, Inc. (A)	5.000	10-01-53	1,150,000	1,090,741
Public Finance Authority University of Hawaii Foundation Project (A)	4.000	07-01-61	500,000	425,823
Public Finance Authority University of Hawaii Foundation Project (A)	5.250	07-01-61	250,000	204,365
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	1,500,000	1,326,518
Public Finance Authority WFCS Portfolio Project (A)	5.000	01-01-56	200,000	187,065

Wisconsin Health & Educational Facilities Authority Hope Christian School	4.000	12-01-56	750,000	635,979
20	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 0.8%				$1,151,010
(Cost $3,117,223)
Health care 0.8%				1,151,010
Health care providers and services 0.8%
Tower Health	4.451	02-01-50	1,566,000	1,151,010

	Yield (%)	Shares	Value
Short-term investments 1.6%			$2,327,098
(Cost $2,327,025)
Short-term funds 1.6%
John Hancock Collateral Trust (G)	0.8437(H)	232,740	2,327,098

Total investments (Cost $152,438,195) 99.7%			$146,787,444
Other assets and liabilities, net 0.3%			456,309
Total net assets 100.0%			$147,243,753

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $44,250,109 or 30.1% of the fund’s net assets as of 5-31-22.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security represents the municipal bond held by a trust that issues residual inverse floating rate interests. See Note 2 for more information.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(F)	Non-income producing - Issuer is in default.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 5-31-22.
At 5-31-22, the aggregate cost of investments for federal income tax purposes was $150,738,851. Net unrealized depreciation aggregated to $3,951,407, of which $6,501,139 related to gross unrealized appreciation and $10,452,546 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments
Assured Guaranty Corp.	2.4
TOTAL	2.4
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	21

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-22

Assets
Unaffiliated investments, at value (Cost $150,111,170)	$144,460,346
Affiliated investments, at value (Cost $2,327,025)	2,327,098
Total investments, at value (Cost $152,438,195)	146,787,444
Interest receivable	1,985,501
Receivable for fund shares sold	560,550
Receivable from affiliates	836
Other assets	42,533
Total assets	149,376,864
Liabilities
Distributions payable	17,708
Payable for delayed delivery securities purchased	1,692,995
Payable for fund shares repurchased	325,030
Payable to affiliates
Accounting and legal services fees	6,797
Transfer agent fees	4,519
Distribution and service fees	8,363
Trustees’ fees	41
Other liabilities and accrued expenses	77,658
Total liabilities	2,133,111
Net assets	$147,243,753
Net assets consist of
Paid-in capital	$151,223,309
Total distributable earnings (loss)	(3,979,556)
Net assets	$147,243,753

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($111,860,315 ÷ 15,469,027 shares)[1]	$7.23
Class C ($9,992,652 ÷ 1,381,798 shares)[1]	$7.23
Class I ($20,973,261 ÷ 2,895,810 shares)	$7.24
Class R6 ($4,417,525 ÷ 609,613 shares)	$7.25
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$7.53

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
22	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 5-31-22

Investment income
Interest	$6,909,454
Dividends from affiliated investments	3,027
Total investment income	6,912,481
Expenses
Investment management fees	904,073
Distribution and service fees	445,805
Accounting and legal services fees	22,936
Transfer agent fees	66,003
Trustees’ fees	2,518
Custodian fees	19,173
State registration fees	76,642
Printing and postage	5,803
Professional fees	60,635
Other	18,943
Total expenses	1,622,531
Less expense reductions	(157,412)
Net expenses	1,465,119
Net investment income	5,447,362
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	1,067,937
Affiliated investments	(3,464)
Capital gain distributions received from affiliated investments	2,043
1,066,516
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(22,033,491)
Affiliated investments	(43)
(22,033,534)
Net realized and unrealized loss	(20,967,018)
Decrease in net assets from operations	$(15,519,656)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	23

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-22	Year ended 5-31-21
Increase (decrease) in net assets
From operations
Net investment income	$5,447,362	$5,151,419
Net realized gain	1,066,516	2,746,139
Change in net unrealized appreciation (depreciation)	(22,033,534)	15,196,049
Increase (decrease) in net assets resulting from operations	(15,519,656)	23,093,607
Distributions to shareholders
From earnings
Class A	(4,913,776)	(4,092,891)
Class B	—	(6,140)[1]
Class C	(393,137)	(468,259)
Class I	(926,902)	(516,238)
Class R6	(131,462)	(77,303)
Total distributions	(6,365,277)	(5,160,831)
From fund share transactions	11,854,758	(2,438,333)
Total increase (decrease)	(10,030,175)	15,494,443
Net assets
Beginning of year	157,273,928	141,779,485
End of year	$147,243,753	$157,273,928

[1]	Share class was redesignated during the year. Refer to Note 5 for further details.
24	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$8.26	$7.32	$8.06	$7.93	$8.01
Net investment income[1]	0.27	0.28	0.30	0.32	0.34
Net realized and unrealized gain (loss) on investments	(0.99)	0.94	(0.58)	0.14	(0.06)
Total from investment operations	(0.72)	1.22	(0.28)	0.46	0.28
Less distributions
From net investment income	(0.26)	(0.28)	(0.33)	(0.33)	(0.36)
From net realized gain	(0.05)	—	(0.13)	—	—
Total distributions	(0.31)	(0.28)	(0.46)	(0.33)	(0.36)
Net asset value, end of period	$7.23	$8.26	$7.32	$8.06	$7.93
Total return (%)[2,3]	(9.03)	16.83	(3.80)	5.99	3.55
Ratios and supplemental data
Net assets, end of period (in millions)	$112	$125	$107	$111	$117
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96	1.03	1.06	1.07	1.05
Expenses including reductions	0.85	0.89	0.92	0.93	0.91
Net investment income	3.32	3.48	3.79	4.10	4.31
Portfolio turnover (%)	42	34	52	41	8

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	25

CLASS C SHARES Period ended	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$8.26	$7.32	$8.06	$7.93	$8.01
Net investment income[1]	0.21	0.22	0.24	0.26	0.29
Net realized and unrealized gain (loss) on investments	(0.99)	0.94	(0.58)	0.14	(0.07)
Total from investment operations	(0.78)	1.16	(0.34)	0.40	0.22
Less distributions
From net investment income	(0.20)	(0.22)	(0.27)	(0.27)	(0.30)
From net realized gain	(0.05)	—	(0.13)	—	—
Total distributions	(0.25)	(0.22)	(0.40)	(0.27)	(0.30)
Net asset value, end of period	$7.23	$8.26	$7.32	$8.06	$7.93
Total return (%)[2,3]	(9.71)	15.96	(4.52)	5.20	2.78
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$15	$20	$29	$35
Ratios (as a percentage of average net assets):
Expenses before reductions	1.71	1.78	1.81	1.82	1.80
Expenses including reductions	1.60	1.64	1.67	1.68	1.66
Net investment income	2.55	2.75	3.04	3.35	3.56
Portfolio turnover (%)	42	34	52	41	8

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
26	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$8.27	$7.33	$8.07	$7.94	$8.02
Net investment income[1]	0.28	0.29	0.31	0.33	0.36
Net realized and unrealized gain (loss) on investments	(0.99)	0.94	(0.58)	0.14	(0.07)
Total from investment operations	(0.71)	1.23	(0.27)	0.47	0.29
Less distributions
From net investment income	(0.27)	(0.29)	(0.34)	(0.34)	(0.37)
From net realized gain	(0.05)	—	(0.13)	—	—
Total distributions	(0.32)	(0.29)	(0.47)	(0.34)	(0.37)
Net asset value, end of period	$7.24	$8.27	$7.33	$8.07	$7.94
Total return (%)[2]	(8.88)	16.99	(3.65)	6.15	3.71
Ratios and supplemental data
Net assets, end of period (in millions)	$21	$15	$13	$13	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71	0.78	0.81	0.82	0.80
Expenses including reductions	0.70	0.74	0.77	0.78	0.76
Net investment income	3.48	3.62	3.94	4.23	4.47
Portfolio turnover (%)	42	34	52	41	8

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	27

CLASS R6 SHARES Period ended	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18[1]
Per share operating performance
Net asset value, beginning of period	$8.28	$7.34	$8.08	$7.94	$8.08
Net investment income[2]	0.28	0.29	0.32	0.33	0.28
Net realized and unrealized gain (loss) on investments	(0.99)	0.94	(0.59)	0.16	(0.14)
Total from investment operations	(0.71)	1.23	(0.27)	0.49	0.14
Less distributions
From net investment income	(0.27)	(0.29)	(0.34)	(0.35)	(0.28)
From net realized gain	(0.05)	—	(0.13)	—	—
Total distributions	(0.32)	(0.29)	(0.47)	(0.35)	(0.28)
Net asset value, end of period	$7.25	$8.28	$7.34	$8.08	$7.94
Total return (%)[3]	(8.83)	17.01	(3.61)	6.31	1.80[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$2	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68	0.75	0.78	0.79	0.77[5]
Expenses including reductions	0.67	0.71	0.74	0.75	0.73[5]
Net investment income	3.53	3.66	3.98	4.27	4.52[5]
Portfolio turnover (%)	42	34	52	41	8[6]

[1]	The inception date for Class R6 shares is 8-30-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
28	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital. Under normal market conditions, the fund invests in medium-and lower-quality municipal securities. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the
ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	29

fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2022, by major security category or type:
	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$143,309,336	—	$143,309,336	—
Corporate bonds	1,151,010	—	1,151,010	—
Short-term investments	2,327,098	$2,327,098	—	—
Total investments in securities	$146,787,444	$2,327,098	$144,460,346	—
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Tender option bond transactions. The fund may use tender option bond transactions to seek to enhance potential gains. In a tender option bond transaction, the fund transfers fixed rate long-term municipal bonds or other municipal securities into a special purpose entity (TOB trust). A TOB trust typically issues two classes of beneficial interests: short-term floating rate interests (TOB floaters), which are sold to third party investors, and residual inverse floating rate interests (TOB inverse residuals), which are generally issued to the fund. The fund may invest in TOB inverse residuals and may also invest in TOB floaters. The fund establishes and is the sponsor of the TOB trust that issues TOB floaters and TOB inverse residuals. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal. Distributions on TOB inverse residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB inverse residuals paid to the fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB inverse residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The interest payment on TOB inverse residuals generally will decrease when short-term interest rates increase.
Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and
30	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT

extinguishment of liabilities, the fund accounts for the transaction described above as a secured borrowing by including the bond transferred to the TOB Trust in the Fund’s investments and the TOB floaters as a liability under the caption “Payable for floating rate interests issued” in the Statement of Assets and Liabilities. The TOB floaters have interest rates that generally reset weekly and their holders have the option to tender their notes to the TOB trust for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. At May 31, 2022, there was a pending TOB floater of $1,330,000 that settled subsequent to fund’s fiscal year end, and as such, the fund had no outstanding liability. The market value of security pledged for the unsettled TOB floater as part of the creation of the TOB trust was $2,049,846.
TOB trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the liquidity provider) that allows the holders of the TOB floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. When the fund invests in a TOB trust on a non-recourse basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the municipal securities held in the TOB trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the liquidation shortfall). If the fund invests in a TOB trust on a recourse basis, the fund will typically enter into a reimbursement agreement with the liquidity provider where the fund is required to reimburse the liquidity provider the amount of any liquidation shortfall. As a result, if the fund invests in a TOB trust on a recourse basis, the fund will bear the risk of loss with respect to any liquidation shortfall. The fund had no shortfalls as of May 31, 2022.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2022, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2022 were $3,882.
ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	31

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, net capital losses of $146,873 that are a result of security transactions occurring after October 31, 2021, are treated as occurring on June 1, 2022, the first day of the fund’s next taxable year.
As of May 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2022 and 2021 was as follows:
	May 31, 2022	May 31, 2021
Ordinary income	$103,298	$40,170
Exempt Income	5,181,323	5,120,661
Long-term capital gains	1,080,656	—
Total	$6,365,277	$5,160,831
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2022, the components of distributable earnings on a tax basis consisted of $136,432 of undistributed exempt interest.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
32	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.5900% of the first $75 million of the fund’s average daily net assets, (b) 0.5200% of the next $75 million of the fund’s average daily net assets, (c) 0.4600% of the next $1.85 billion of the fund’s average daily net assets, (d) 0.4400% of the next $2 billion of the fund’s average daily net assets; and (e) 0.4100% of the fund’s average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class A, Class C, Class I, and Class R6 shares, in an amount equal to the amount by which the expenses of Class A, Class C, Class I and Class R6 shares, as applicable, exceed 0.89%, 1.64%, 0.74%, and 0.72%, respectively, of average daily net assets attributable to the class, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on September 30, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$13,520
Class C	1,395
Class I	2,261
Class	Expense reduction
Class R6	$323
Total	$17,499

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2022, were equivalent to a net annual effective rate of 0.54% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	33

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $127,110 and $12,803 for Class A and Class C shares, respectively, for the year ended May 31, 2022.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $99,007 for the year ended May 31, 2022. Of this amount, $14,385 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $84,622 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2022, CDSCs received by the Distributor amounted to $503 and $273 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$317,776	$51,445
Class C	128,029	5,192
Class I	—	9,086
Class R6	—	280
Total	$445,805	$66,003
34	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2022 and 2021 were as follows:
	Year Ended 5-31-22		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,241,469	$25,952,812	2,540,670	$20,064,197
Distributions reinvested	584,682	4,670,345	486,961	3,869,965
Repurchased	(3,494,937)	(27,280,431)	(2,485,224)	(19,623,934)
Net increase	331,214	$3,342,726	542,407	$4,310,228
Class B shares
Sold	—	—	18	$140
Distributions reinvested	—	—	669	5,178
Repurchased	—	—	(96,817)	(747,058)
Net decrease	—	—	(96,130)	$(741,740)
Class C shares
Sold	104,214	$852,811	136,999	$1,085,234
Distributions reinvested	48,772	390,759	57,680	456,498
Repurchased	(551,761)	(4,418,787)	(1,122,789)	(8,798,617)
Net decrease	(398,775)	$(3,175,217)	(928,110)	$(7,256,885)
Class I shares
Sold	2,523,277	$20,209,747	509,759	$4,052,174
Distributions reinvested	115,588	922,367	64,389	512,640
Repurchased	(1,579,882)	(11,994,408)	(448,139)	(3,563,317)
Net increase	1,058,983	$9,137,706	126,009	$1,001,497
Class R6 shares
Sold	432,931	$3,328,666	104,705	$820,354
Distributions reinvested	16,534	131,443	9,693	77,220
Repurchased	(121,914)	(910,566)	(82,061)	(649,007)
Net increase	327,551	$2,549,543	32,337	$248,567
Total net increase (decrease)	1,318,973	$11,854,758	(323,487)	$(2,438,333)
Affiliates of the fund owned 9% of shares of Class R6 on May 31, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	35

On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$447,566
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $76,949,629 and $67,441,652, respectively, for the year ended May 31, 2022.
Note 7—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	232,740	$3,704,236	$61,657,608	$(63,031,239)	$(3,464)	$(43)	$3,027	$2,043	$2,327,098
Note 9—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
36	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock High Yield Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock High Yield Municipal Bond Fund (one of the funds constituting John Hancock Municipal Securities Trust, referred to hereafter as the “Fund”) as of May 31, 2022, the related statement of operations for the year ended May 31, 2022, the statements of changes in net assets for each of the two years in the period ended May 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 12, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	37

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2022.
98.95% of dividends from net investment income are exempt-interest dividends.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $1,080,656 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2022 Form 1099-DIV in early 2023. This will reflect the tax character of all distributions paid in calendar year 2022.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
38	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock High Yield Municipal Bond Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	39

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
40	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	189
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	189
Trustee
Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2012	189
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham,[2] Born: 1944	1989	189
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2012	189
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Deborah C. Jackson, Born: 1952	2008	189
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	41

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Steven R. Pruchansky, Born: 1944	1994	189
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	189
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	189
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	189
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
42	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

Non-Independent Trustees[3] (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Marianne Harrison, Born: 1963	2018	189
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	43

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
44	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Dennis DiCicco
Adam A. Weigold, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	45

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2234722	59A 5/22
7/2022

Annual report
John Hancock
Municipal Opportunities Fund (formerly John Hancock Tax-Free Bond Fund)
Fixed income
May 31, 2022

A message to shareholders
Dear shareholder,
The bond market declined for the 12 months ended May 31, 2022, reflecting a broad rise in bond yields. A recovering and growing economy, combined with supply chain shortages and increased government spending, led to the inflation rate surging to a 40-year high. To combat rising inflationary pressures, the U.S. Federal Reserve (Fed) began raising short-term interest rates in March 2022, which pushed bond yields higher and prices lower. Furthermore, the conflict between Russia and Ukraine, which created significant geopolitical and economic uncertainty, led to heightened volatility in the bond market. Although bond yields rose across the board, short-term bond yields increased the most, reflecting the Fed’s interest-rate hikes and expectations for more going forward.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Municipal Opportunities Fund

2	Your fund at a glance
5	Management’s discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund’s investments
32	Financial statements
36	Financial highlights
40	Notes to financial statements
49	Report of independent registered public accounting firm
50	Tax information
51	Statement regarding liquidity risk management
53	Trustees and Officers
57	More information
ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/2022 (%)

The Bloomberg Municipal Bond Index tracks the performance of the U.S. investment-grade tax-exempt bond market.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Municipal bonds declined as bond yields rose
Rising inflation, multiple short-term interest-rate increases by the U.S. Federal Reserve, and significant municipal bond market outflows pushed municipal bond yields higher, putting downward pressure on municipal bond prices.
The fund declined but outpaced its benchmark
In this challenging environment, the fund, prior to reflecting expenses of managing the fund, held up better than its benchmark, the Bloomberg Municipal Bond Index.
Healthcare and housing bonds outperformed
The fund’s outperformance of the index was driven primarily by holdings in the healthcare and housing industries, as well as prudent duration management.
PORTFOLIO COMPOSITION AS OF 5/31/2022 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading
ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	3

suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
QUALITY COMPOSITION AS OF 5/31/2022 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-22 and do not reflect subsequent downgrades or upgrades, if any.
SECTOR COMPOSITION AS OF 5/31/2022 (% of net assets)

4	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

Management’s discussion of fund performance
Effective January 10, 2022, John Hancock Tax-Free Bond Fund was renamed John Hancock Municipal Opportunities Fund.
How did the municipal bond market perform during the 12 months ended May 31, 2022?
Municipal bonds declined, reflecting a broad rise in interest rates and a significant increase in market volatility. Municipal bonds began the period on a positive note, rallying as the U.S. economy’s recovery from the COVID-19 pandemic boosted tax revenues for state and local governments. However, the combination of improving economic growth and supply chain disruptions pushed the year-over-year inflation rate above 8% by the end of the period, its highest level in more than 40 years. The U.S. Federal Reserve responded by raising short-term interest rates twice in early 2022, which drove bond yields broadly higher and bond prices lower.
Municipal bonds faced additional hurdles in the form of significant investor outflows in early 2022, including 19 consecutive weeks of outflows late in the period, which further contributed to the decline in the municipal market. By the end of the period, municipal bond yields were higher than U.S. Treasury bond yields across the maturity spectrum, which is unusual given the tax advantages of municipal bonds.
Were there any changes in municipal credit quality during the period?
Municipal credit conditions continued to strengthen over the past 12 months. Healthy economic growth contributed to a broad increase in tax revenues for state and local governments, a recovery in travel boosted transportation revenues from airport taxes and toll roads, and rising wages and consumer prices provide a further lift to income and sales tax revenues. Consequently, many states and municipalities—including those facing prepandemic fiscal challenges—are now benefiting from their strongest financial position in years.
How did the fund perform?
The fund, prior to reflecting expenses of managing the fund, declined but held up better than its benchmark. Holdings in the housing sector were among the most significant contributors to performance, benefiting from strength in the residential and commercial real estate markets. Healthcare also aided performance, led by selected positions in hospitals and senior living facilities. The fund maintained a
ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	5

longer duration (a measure of interest-rate sensitivity) early in the period, which was beneficial as the municipal bond market rallied. We shifted to a relatively short duration prior to the sell-off later in the period, which helped mitigate the negative impact of rising bond yields on fund performance. Conversely, an overweight in the industrial development segment detracted.
What changes did you make to the fund during the period?
We continued to take profits in the fund’s transportation-related holdings while adding to positions in education and healthcare, where we found the most attractive relative values. We also improved the fund’s overall credit quality; the greater liquidity of higher-quality securities meant that they suffered more substantial losses during the recent sell-off, and we took advantage of the opportunity to increase both the fund’s yield and credit quality. In the last few months, we added to the fund’s holdings of local general obligation (GO) bonds. The fund has historically held an underweight position in local GOs, but we have moved closer to neutral as significant market dislocations provided attractive investment opportunities.
Can you tell us about a management change?
Effective September 8, 2021, Jeffrey N. Given, CFA, no longer manages the fund; Adam A. Weigold, CFA, was added to the team.
MANAGED BY

Dennis DiCicco
Adam A. Weigold, CFA
The views expressed in this report are exclusively those of Dennis DiCicco and Adam A. Weigold, CFA, Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
6	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†	Tax- equivalent subsidized yield (%)†
	1-year	5-year	10-year	5-year	10-year	as of 5-31-22	as of 5-31-22	as of 5-31-22
Class A	-10.64	0.96	1.94	4.87	21.16	2.60	2.50	4.39
Class C	-8.46	1.02	1.59	5.22	17.08	1.97	1.86	3.33
Class I1,2	-6.69	1.96	2.46	10.18	27.45	2.84	2.83	4.80
Class R6[1,2]	-6.66	1.96	2.44	10.20	27.30	2.87	2.86	4.85
Index††	-6.79	1.78	2.54	9.21	28.53	—	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until September 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6
Gross (%)	0.93	1.68	0.68	0.65
Net (%)	0.82	1.57	0.67	0.64
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers. Tax-equivalent yield is based on the maximum federal income tax rate of 40.8%.
†† Index is the Bloomberg Municipal Bond Index.
See the following page for footnotes.
ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Municipal Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg Municipal Bond Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	5-31-12	11,708	11,708	12,853
Class I1,2	5-31-12	12,745	12,745	12,853
Class R6[1,2]	5-31-12	12,730	12,730	12,853
The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The Bloomberg Municipal Bond Index tracks the performance of the U.S. investment-grade tax-exempt bond market.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class I and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectus.
[3]	The contingent deferred sales charge is not applicable.
8	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2021, with the same investment held until May 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2021, with the same investment held until May 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2021	Ending value on 5-31-2022	Expenses paid during period ended 5-31-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$925.10	$3.84	0.80%
	Hypothetical example	1,000.00	1,020.90	4.03	0.80%
Class C	Actual expenses/actual returns	1,000.00	921.60	7.43	1.55%
	Hypothetical example	1,000.00	1,017.20	7.80	1.55%
Class I	Actual expenses/actual returns	1,000.00	925.90	3.22	0.67%
	Hypothetical example	1,000.00	1,021.60	3.38	0.67%
Class R6	Actual expenses/actual returns	1,000.00	926.10	3.03	0.63%
	Hypothetical example	1,000.00	1,021.80	3.18	0.63%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
10	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

Fund’s investments
AS OF 5-31-22
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.0%				$529,570,579
(Cost $532,932,996)
Alabama 1.5%				7,773,243
Southeast Alabama Gas Supply District Gas Supply Revenue Project Number 2, Series A	4.000	06-01-49	4,600,000	4,687,788
Southeast Energy Authority A Cooperative District Commodity Supply Revenue Alabama Project No. 1, Series A	4.000	11-01-51	3,000,000	3,085,455
Alaska 0.7%				3,603,839
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-34	2,165,000	2,346,891
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-35	1,160,000	1,256,948
Arizona 1.9%				10,227,323
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	1,063,201
Arizona Industrial Development Authority Jerome Facilities Project, Series B	4.000	07-01-51	500,000	442,355
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (A)	5.500	07-01-28	1,000,000	1,163,882
Glendale Industrial Development Authority Senior Royal Oaks Life Care Community	5.000	05-15-39	3,000,000	3,042,850
Maricopa County Industrial Development Authority Education Revenue Refunding Facility Choice Academies Incorporate (B)	5.500	09-01-32	1,200,000	1,220,645
Maricopa County Industrial Development Authority Education Revenue Refunding Facility Choice Academies Incorporate (B)	5.750	09-01-45	1,000,000	1,017,044
Maricopa County Industrial Development Authority Education Revenue Taxable Convertible Legacy (B)	4.000	07-01-26	1,000,000	987,260
Maricopa County Industrial Development Authority Hospital Revenue Honorhealth, Series A	4.000	09-01-37	515,000	522,280
Maricopa County Industrial Development Authority Hospital Revenue Honorhealth, Series A	5.000	09-01-36	700,000	767,806
California 9.1%				48,865,835
ABAG Finance Authority for Nonprofit Corporations Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,049,666
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Community Choice Financing Authority Clean Energy Project Revenue, Series A	4.000	10-01-52	2,250,000	$2,323,241
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	1,015,364
California Infrastructure & Economic Development Bank Revenue Colburn School (SIFMA + 0.900%) (C)	1.690	08-01-72	1,500,000	1,493,007
California Municipal Finance Authority Paradise Valley Estates Project, Series A (A)	5.000	01-01-49	1,500,000	1,636,170
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	1,250,000	1,222,556
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	2,007,819
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,030,817
California School Finance Authority Charter School Revenue Classical Academies Oceanside (B)	4.000	10-01-27	500,000	508,619
California School Finance Authority Charter School Revenue John Adams Academies Obligated (B)	4.500	07-01-32	825,000	828,291
California State Public Works Board Lease Revenue, Series A	5.000	08-01-26	1,500,000	1,668,853
California State Public Works Board Lease Revenue, Series B	5.000	10-01-39	1,000,000	1,055,400
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	1,845,000	1,943,626
City of Oroville Revenue Oroville Hospital	5.250	04-01-54	3,000,000	3,069,424
County of San Bernardino Medical Center Financing Project	5.500	08-01-22	1,285,000	1,294,187
Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-47	3,000,000	3,000,000
Mount Diablo Unified School District Series B, GO	4.000	08-01-33	1,445,000	1,562,871
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,000,000	1,279,407
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	3,188,535
Newark Unified School District Series B, GO (A)	4.000	08-01-38	500,000	528,161
Newark Unified School District Series B, GO (A)	4.000	08-01-40	665,000	697,206
Newark Unified School District Series B, GO (A)	4.000	08-01-42	975,000	1,018,462
Perris Union High School District Series A, GO (A)	4.000	09-01-43	2,525,000	2,611,470
12	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	2,000,000	$2,046,808
San Diego Unified School District Series I, GO (D)	4.085	07-01-39	1,250,000	624,504
San Francisco City & County Airport Comm-San Francisco International Airport Special Facilities Lease SFO Fuel Company, AMT	5.000	01-01-38	1,000,000	1,088,508
San Francisco City & County Airport Comm-San Francisco International Airport Special Facilities Lease SFO Fuel Company, AMT	5.000	01-01-39	1,510,000	1,641,305
San Francisco City & County Public Utilities Commission Power Revenue Green Bonds, Series A	5.000	11-01-45	1,500,000	1,591,631
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	4,500,000	4,839,927
Colorado 4.0%				21,476,877
City & County of Denver Series A	4.000	08-01-46	3,000,000	3,035,384
Colorado Health Facilities Authority Revenue Refunding and Improvement Frasier Meadows, Series A	5.250	05-15-37	500,000	514,683
Colorado Health Facilities Authority Revenue Refunding and Improvement Frasier Meadows, Series A	5.250	05-15-47	1,500,000	1,524,778
Denver Convention Center Hotel Authority Refunding Senior	5.000	12-01-33	1,620,000	1,695,159
Denver Convention Center Hotel Authority Senior	5.000	12-01-40	1,000,000	1,036,598
Fiddlers Business Improvement District Greenwood Village Colorado Refunding, GO (B)	5.000	12-01-32	500,000	531,978
Heritage Ridge Metropolitan District Series A, GO (A)	4.000	12-01-29	210,000	227,384
Heritage Ridge Metropolitan District Series A, GO (A)	4.000	12-01-31	240,000	259,281
Heritage Ridge Metropolitan District Series A, GO (A)	4.000	12-01-34	125,000	134,543
Heritage Ridge Metropolitan District Series A, GO (A)	4.000	12-01-42	350,000	363,124
Heritage Ridge Metropolitan District Series A, GO (A)	4.000	12-01-51	850,000	871,950
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000	12-01-45	4,265,000	4,533,238
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	3,500,000	3,964,522
Rendezvous Residential Metropolitan District, GO (A)	2.000	12-01-29	325,000	288,304
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Rendezvous Residential Metropolitan District, GO (A)	2.125	12-01-30	500,000	$440,704
Rendezvous Residential Metropolitan District, GO (A)	2.250	12-01-32	450,000	386,017
South Suburban Park & Recreation District Colorado Certificates Participation	4.000	12-15-41	500,000	524,204
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (D)	7.679	12-01-37	3,666,667	1,145,026
Connecticut 1.2%				6,463,905
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	4.000	07-01-41	2,000,000	1,919,550
State of Connecticut Series D, GO (E)	5.000	09-15-30	650,000	759,328
State of Connecticut Bradley International Airport CFC Revenue Ground Transportation Center Project, AMT	5.000	07-01-49	1,500,000	1,556,201
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,115,418
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,113,408
Delaware 0.6%				3,286,776
Delaware River & Bay Authority Delaware Revenue Refunding (E)	5.000	01-01-34	450,000	518,262
Delaware River & Bay Authority Delaware Revenue Refunding (E)	5.000	01-01-35	200,000	229,741
Delaware State Economic Development Authority Acts Retirement Communities, Obligated Group, Series B	5.000	11-15-48	1,250,000	1,323,364
Delaware Transportation Authority Transportation System	3.000	07-01-35	1,225,000	1,215,409
District of Columbia 1.2%				6,685,756
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,728,223
District of Columbia Revenue Private Activity DC Smart, AMT	5.000	08-31-28	2,000,000	2,191,340
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500	05-15-33	665,000	697,416
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (A)	6.500	10-01-41	1,750,000	2,068,777
Florida 6.2%				32,991,949
Alachua County Health Facilities Authority Oak Hammock at the University of Florida, Inc., Project (E)	4.000	10-01-40	1,250,000	1,158,026
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	2,000,000	2,062,586
14	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	$1,049,398
City of Jacksonville Special Revenue Refunding, Series A (E)	5.000	10-01-32	150,000	180,224
County of Lee Airport Revenue Series A, AMT	5.000	10-01-32	3,000,000	3,368,273
County of Miami-Dade Seaport Department Revenue Refunding Subordinated, Series B2	4.000	10-01-43	2,000,000	2,093,389
County of Miami-Dade Seaport Department Series A-1, AMT (A)	4.000	10-01-45	1,000,000	1,007,344
Florida Development Finance Corp. Certificates Participation, Series A	3.000	11-01-37	2,315,000	2,080,237
Florida Development Finance Corp. Educational Facilities Revenue River City Science Academy (E)	5.000	07-01-31	325,000	336,172
Florida Development Finance Corp. Educational Facilities Revenue River City Science Academy (E)	5.000	07-01-42	460,000	457,207
Hillsborough County Aviation Authority PFC Subordinated Tampa International Airport, AMT	5.000	10-01-48	2,000,000	2,137,787
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida, Series B	4.000	11-15-51	1,500,000	1,414,724
Miami Beach Redevelopment Agency City Center, Series A (A)	5.000	02-01-44	2,500,000	2,601,649
Miami-Dade County Health Facilities Authority Nicklaus Children’s Hospital	5.000	08-01-47	1,500,000	1,576,122
Orange County Health Facilities Authority Presbyterian Retirement Communities (E)	4.000	08-01-36	1,500,000	1,435,577
Orange County Health Facilities Authority Presbyterian Retirement Communities (E)	4.000	08-01-42	2,000,000	1,838,481
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-47	4,500,000	4,801,978
Palm Beach County Health Facilities Authority Retirement Life Communities, Inc.	5.000	11-15-32	1,715,000	1,831,857
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences of Boca Raton	4.000	06-01-26	300,000	302,427
Polk County Industrial Development Authority Mineral Development LLC, AMT (B)	5.875	01-01-33	750,000	803,379
Village Community Development District No. 6 Special Assessment Revenue Refunding Bonds, Series 2017 (A)	4.000	05-01-37	440,000	455,112
Georgia 3.3%				17,404,054
Decatur Public Facilities Authority Revenue Refunding Decatur Project, GO	3.000	02-01-47	2,420,000	2,130,113
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	500,000	466,308
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	15

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (B)	4.000	01-01-38	1,000,000	$966,160
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,000,000	3,061,964
Main Street Natural Gas, Inc. Series A	5.000	05-15-38	1,435,000	1,581,049
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	1,000,000	1,053,887
Municipal Electric Authority of Georgia Electric, Power & Light Revenues, Series EE (A)	7.250	01-01-24	2,000,000	2,165,437
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-29	3,000,000	3,337,929
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-39	2,445,000	2,641,207
Guam 0.2%				1,053,716
Guam International Airport Authority General, Series C, AMT (A)	6.125	10-01-43	180,000	188,525
Guam International Airport Authority General, Series C, AMT, Prerefunded (A)	6.125	10-01-43	820,000	865,191
Hawaii 0.1%				558,992
State of Hawaii Harbor System Revenue Series A, AMT	5.000	07-01-27	500,000	558,992
Illinois 10.0%				53,743,710
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,436,616
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	3,748,955
Chicago Board of Education Dedicated Revenues, Series A	4.000	12-01-43	2,000,000	1,909,244
Chicago Board of Education Series A, GO	5.000	12-01-33	1,000,000	1,065,340
Chicago O’Hare International Airport Customer Facility Charge (A)	5.500	01-01-43	2,000,000	2,023,176
Chicago O’Hare International Airport Series A, AMT	5.000	01-01-48	1,500,000	1,571,327
Chicago O’Hare International Airport Series D	5.250	01-01-42	3,670,000	3,967,198
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,059,402
City of Chicago Wastewater Transmission Revenue, Series C	5.000	01-01-39	3,000,000	3,127,496
City of Chicago Waterworks Revenue	3.150	11-01-24	500,000	509,360
Illinois Finance Authority 2020-Advocate Health Care Network	4.000	06-01-47	1,065,000	1,065,000
16	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Illinois Finance Authority 2020-Advocate Health Care Network, Prerefunded	4.000	06-01-47	40,000	$40,000
Illinois Finance Authority Advocate Health Care Network, Prerefunded	4.000	06-01-47	1,895,000	1,895,000
Illinois Finance Authority Revenue Refunding Field Museum Natural History (C)(E)	1.044	11-01-34	2,000,000	2,007,963
Illinois State Toll Highway Authority Highway Revenue Tolls, Series A	5.000	01-01-45	2,365,000	2,641,750
Illinois State Toll Highway Authority Series A	4.000	01-01-39	2,000,000	2,074,042
Metropolitan Pier & Exposition Authority McCormick Place Expansion	4.000	12-15-42	1,000,000	974,025
Sales Tax Securitization Corp. Series A	4.000	01-01-39	750,000	759,377
Sales Tax Securitization Corp. Series A	5.000	01-01-32	905,000	991,288
Sales Tax Securitization Corp. Series A	5.000	01-01-36	1,000,000	1,113,069
Sales Tax Securitization Corp. Series A	5.000	01-01-48	4,000,000	4,298,352
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	1,919,428
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,089,870
State of Illinois Series B, GO	4.000	11-01-35	2,000,000	1,942,669
State of Illinois Series D, GO	3.250	11-01-26	2,815,000	2,854,499
State of Illinois, GO (A)	4.000	02-01-31	1,000,000	1,013,542
State of Illinois, GO (A)	5.500	07-01-38	1,000,000	1,029,597
State of Illinois, GO	5.500	07-01-38	1,000,000	1,023,248
Winnebago & Boone Counties School District, GO (A)(E)	4.000	02-01-33	3,500,000	3,592,877
Indiana 0.6%				3,106,812
Indiana Finance Authority Educational Facilities Revenue University Evansville Project, Series A	5.000	09-01-24	500,000	517,735
Indiana Finance Authority Educational Facilities Revenue University Evansville Project, Series A	5.000	09-01-25	500,000	521,483
Indiana Finance Authority Green Bond Polyflow Industry Project, AMT (B)	7.000	03-01-39	1,250,000	1,043,095
Indiana Finance Authority Midwestern Disaster Relief Revenue Ohio Valley Electric Corporation Project, Series A (E)	4.250	11-01-30	1,000,000	1,024,499
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	17

	Rate (%)	Maturity date	Par value^	Value
Iowa 0.3%				$1,821,504
Iowa Tobacco Settlement Authority Settlement Revenue Senior Asset Backed, Series A-2 Class 1	4.000	06-01-49	1,885,000	1,821,504
Kentucky 1.2%				6,231,125
County of Trimble Louisville Gas and Electric Company, AMT	1.300	09-01-44	2,500,000	2,148,361
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	500,000	506,470
Kentucky Public Energy Authority Series C	4.000	08-01-24	635,000	649,172
Kentucky Public Energy Authority Series C	4.000	08-01-25	600,000	616,682
Kentucky Turnpike Authority Revitalization Projects, Series 2022-A	5.000	07-01-32	2,000,000	2,310,440
Louisiana 1.5%				8,226,272
City of Shreveport Water & Sewer Revenue Water and Sewer Revenue and Refunding Bonds	5.000	12-01-40	1,000,000	1,082,212
Louisiana Local Government Environmental Facilities & Community Development Authority Entergy Louisiana LLC Project, Series A	2.000	06-01-30	770,000	685,526
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-46	2,500,000	2,623,783
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (A)	5.000	10-01-48	1,000,000	1,049,921
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	500,000	524,654
St. Charles Parish Valero Energy Corp.	4.000	12-01-40	1,200,000	1,200,000
St. James Parish Nustar Logistics LP Project (B)	5.850	08-01-41	1,000,000	1,060,176
Maryland 1.0%				5,230,313
City of Gaithersburg Economic Development Revenue Project Asbury Maryland Obligated Group	5.000	01-01-37	2,000,000	2,035,262
County of Howard Series A, GO	4.000	08-15-39	1,000,000	1,064,100
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-48	1,000,000	1,068,706
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-1	5.000	07-01-45	1,000,000	1,062,245
18	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Massachusetts 4.7%				$25,058,568
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated	5.000	06-01-47	3,180,000	3,503,485
Massachusetts Development Finance Agency Carleton-Willard Village Homes, Inc.	5.000	12-01-42	1,050,000	1,111,492
Massachusetts Development Finance Agency Dana-Farber Cancer Institute, Series N	5.000	12-01-46	3,000,000	3,136,082
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	2,500,000	2,583,645
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (B)	5.000	10-01-47	2,060,000	2,174,657
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-35	870,000	932,969
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,562,174
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-45	1,745,000	1,855,209
Massachusetts Educational Financing Authority Education Issue K Senior, Series A, AMT	3.625	07-01-32	80,000	78,919
Massachusetts Educational Financing Authority Education Issue L Senior, Series B, AMT	5.000	07-01-24	350,000	367,064
Massachusetts Educational Financing Authority Education Loan Revenue, Issue I, AMT	5.000	01-01-25	2,000,000	2,107,041
Massachusetts Housing Finance Agency Series 162	3.450	12-01-37	1,505,000	1,505,605
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,090,170
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-49	1,000,000	1,075,252
Massachusetts School Building Authority Series B	5.000	11-15-36	1,820,000	1,974,804
Michigan 3.2%				17,289,502
Bloomfield Hills School District, GO (E)	5.000	05-01-31	1,150,000	1,305,253
City of Detroit, GO	5.000	04-01-24	300,000	311,505
City of Detroit, GO	5.000	04-01-26	660,000	703,763
Detroit City School District School Building and Site Improvement, Series A, GO (A)	5.250	05-01-32	1,280,000	1,540,175
Detroit Downtown Development Authority Catalyst Development Project, Series A (A)	5.000	07-01-43	1,000,000	1,050,001
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	4,000,000	4,287,046
Great Lakes Water Authority Water Supply System Revenue Series A	5.000	07-01-45	500,000	564,203
Michigan Finance Authority Henry Ford Health System, Series A	5.000	11-15-48	1,000,000	1,069,175
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	19

	Rate (%)	Maturity date	Par value^	Value
Michigan (continued)
Michigan Finance Authority Lawrence Technological University	4.000	02-01-32	205,000	$207,620
Michigan Finance Authority Lawrence Technological University	4.000	02-01-42	540,000	513,894
Michigan Finance Authority Local Government Loan Program (A)	5.000	07-01-36	250,000	261,774
Michigan Finance Authority Local Government Loan Program, Series F-1, GO	4.500	10-01-29	1,500,000	1,519,274
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	1,524,957
Michigan Finance Authority Revenue Refunding FRN Hospital Beaumont (C)	1.328	04-15-47	1,750,000	1,749,995
Oakland University Series B (E)	5.000	03-01-34	615,000	680,867
Minnesota 0.8%				4,391,308
Minnesota Housing Finance Agency Series A	2.950	02-01-46	965,396	930,532
Minnesota Municipal Gas Agency Commodity Supply Revenue Subordinated, Series A	4.000	12-01-52	2,000,000	2,094,793
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.000	12-01-34	500,000	491,343
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	920,000	874,640
Mississippi 0.6%				3,258,211
Mississippi Business Finance Corp. System Energy Resources, Inc., Project	2.375	06-01-44	1,595,000	1,156,072
Mississippi Development Bank Magnolia Regional Health Center Project (B)	4.000	10-01-41	1,000,000	998,459
State of Mississippi Series A	5.000	10-15-37	1,000,000	1,103,680
Missouri 1.0%				5,239,322
Kansas City Industrial Development Authority Airport Special Obligation Insured International Airport, AMT (A)	4.000	03-01-50	2,000,000	1,973,038
Missouri Development Finance Board Infrastructure Facilities Revenue Refunding Independence Annual (A)	5.000	06-01-28	2,000,000	2,229,050
Ozark Missouri Reorganized School District Number R-06 School Building, GO (A)(E)	6.000	03-01-32	825,000	1,037,234
Nevada 0.2%				1,060,521
City of Henderson Series A1, GO	4.000	06-01-36	1,000,000	1,060,521
20	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New Jersey 3.6%				$19,247,095
Casino Reinvestment Development Authority, Inc. Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,627,199
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	2,000,000	2,094,072
New Jersey Economic Development Authority Revenue Refunding Municipal Rehabilitation, Series A	5.250	04-01-28	1,600,000	1,769,570
New Jersey Economic Development Authority Series DDD	5.000	06-15-42	1,000,000	1,058,760
New Jersey Economic Development Authority The Geothals Bridge Replacement P3 Project, AMT	5.375	01-01-43	1,500,000	1,532,905
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-44	1,415,000	1,448,842
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.250	06-15-43	1,000,000	1,086,704
New Jersey Transportation Trust Fund Authority Transportation Program, Series B	4.000	06-15-37	2,250,000	2,277,088
New Jersey Transportation Trust Fund Authority Transportation System, Series C (A)(D)	3.270	12-15-31	750,000	549,283
State of New Jersey Series A, GO	5.000	06-01-27	2,000,000	2,232,319
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,500,000	2,570,353
New Mexico 0.5%				2,464,017
New Mexico Educational Assistance Foundation Education Loan, Series A1, AMT	3.875	04-01-34	2,435,000	2,464,017
New York 9.5%				50,655,274
Chautauqua County Capital Resource Corp. NRG Energy Project	1.300	04-01-42	2,000,000	1,977,286
City of New York Series C, GO	4.000	08-01-36	1,500,000	1,565,634
Dutchess County Local Development Corp. Nuvance Health, Series B	4.000	07-01-49	1,000,000	980,779
Metropolitan Transportation Authority Green Bond, Series A-2	5.000	11-15-27	1,250,000	1,359,683
Metropolitan Transportation Authority Green Bond, Series C-1	5.000	11-15-23	1,350,000	1,404,527
Metropolitan Transportation Authority New York Refunding, Series D	5.000	11-15-30	500,000	507,532
Metropolitan Transportation Authority New York Revenue Transportation Climate Bond (A)	4.000	11-15-47	2,300,000	2,248,627
New York City Industrial Development Agency Yankee Stadium Project Pilot (A)	5.000	03-01-28	350,000	386,353
New York City Municipal Water Finance Authority Water And Sewer System Revenue 2nd General Resolution Fiscal 2021	4.000	06-15-43	1,225,000	1,267,010
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	21

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Subordinated Bonds	4.000	11-01-38	1,000,000	$1,046,331
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	5.000	11-01-29	1,000,000	1,168,124
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	11-01-38	3,010,000	3,134,910
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-40	350,000	364,711
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-45	250,000	258,027
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	5.000	05-01-41	300,000	339,048
New York City Water & Sewer System Second General Resolution Revenue	5.000	06-15-50	3,020,000	3,430,133
New York Liberty Development Corp. World Trade Center, Class 2-3 (B)	5.150	11-15-34	2,500,000	2,541,343
New York Power Authority Series A	4.000	11-15-45	500,000	508,011
New York State Dormitory Authority Garnet Health Medical Center (B)	5.000	12-01-40	1,000,000	1,027,113
New York State Dormitory Authority Personal Income Tax Revenue, Series A	4.000	03-15-37	1,000,000	1,047,551
New York State Dormitory Authority Revenues Non St. Supported Debt Northwell Health Obligation Group	5.000	05-01-37	1,000,000	1,128,480
New York State Dormitory Authority St. Personal Income Tax Revenue General Purpose, Series E Group 3	4.000	03-15-40	5,000,000	5,205,210
New York State Dormitory Authority Teachers College	4.000	07-01-46	750,000	756,198
New York Transportation Development Corp. American Airlines, Inc., AMT	2.250	08-01-26	500,000	471,508
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	4.000	01-01-36	2,000,000	1,923,132
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000	07-01-46	2,500,000	2,585,184
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	2.500	10-31-31	500,000	446,425
New York Transportation Development Corp. Special Facility Revenue, AMT	4.000	12-01-42	600,000	576,547
New York Transportation Development Corp. Special Facility Revenue, AMT	5.000	12-01-24	1,000,000	1,045,706
New York Transportation Development Corp. Special Facility Revenue, AMT	5.000	12-01-25	1,000,000	1,055,416
Niagara Area Development Corp. Covanta Project, Series A, AMT (B)	4.750	11-01-42	1,500,000	1,492,180
Port Authority of New York & New Jersey Consolidated Bonds, Series 198	5.250	11-15-56	3,000,000	3,218,917
22	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Schenectady County Capital Resource Corp. Union College Project (E)	5.000	07-01-32	400,000	$465,949
Suffolk Tobacco Asset Securitization Corp. New York Tobacco Settlement Asset Backed Subordinated, Series B-1	4.000	06-01-50	500,000	500,149
Triborough Bridge & Tunnel Authority New York Payroll Mobility, Series A-1	4.000	05-15-46	250,000	257,384
Triborough Bridge & Tunnel Authority New York Revenues General MTA Bridges & Tunnels, Series A	4.000	11-15-54	500,000	506,197
Triborough Bridge & Tunnel Authority New York Revenues General MTA Bridges & Tunnels, Series A	5.000	11-15-49	500,000	560,746
Westchester County Local Development Corp. Purchase Senior Learning Community Inc., Project, Series B	3.600	07-01-29	2,000,000	1,897,213
Ohio 3.6%				19,281,090
American Municipal Power, Inc. Prairie State Energy Campus Project, Series A	4.000	02-15-35	890,000	931,063
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Cleveland Museum Natural History	4.000	07-01-46	1,000,000	1,008,264
County of Hamilton Refunding and Improvement Life Enriching Community	5.000	01-01-46	1,000,000	1,006,141
County of Hamilton TriHealth, Inc. Obligation Group Project, Series A	5.000	08-15-42	4,000,000	4,228,596
Lancaster Port Authority Series A	5.000	08-01-49	1,000,000	1,054,786
Miami University Series A (E)	5.000	09-01-34	1,000,000	1,172,854
Ohio Air Quality Development Authority American Electric Power Company	1.900	05-01-26	2,000,000	1,940,910
Ohio Air Quality Development Authority American Electric Power Company, AMT	2.100	04-01-28	1,500,000	1,460,720
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (B)	4.250	01-15-38	1,000,000	994,314
Ohio Air Quality Development Authority Revenue Duke Energy Corp., AMT (E)	4.250	11-01-39	1,000,000	1,040,068
Ohio Air Quality Development Authority Revenue Refunding Duke Energy Corporation Project, Series 2022-B (E)	4.000	09-01-30	1,000,000	1,037,517
Ohio Turnpike & Infrastructure Commission Revenue Refunding Junior Lien Infrastructure (E)	5.000	02-15-39	1,000,000	1,145,941
State of Ohio Portsmouth Bypass Project, AMT (A)	5.000	12-31-35	750,000	795,236
State of Ohio Portsmouth Bypass Project, AMT	5.000	06-30-53	1,410,000	1,464,680
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	23

	Rate (%)	Maturity date	Par value^	Value
Oklahoma 1.6%				$8,628,361
Kay County Public Buildings Authority Educational Facilities Lease Revenue Ponca City Public School Project	5.000	09-01-27	2,000,000	2,202,947
McClain County Economic Development Authority Washington Public Shools Project	4.000	09-01-36	2,000,000	2,129,181
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.250	08-15-43	2,150,000	2,197,627
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-37	1,000,000	1,054,370
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-45	1,000,000	1,044,236
Oregon 1.0%				5,212,542
City of Forest Grove Pacific University, Series 2022-A	4.000	05-01-34	840,000	850,749
City of Forest Grove Pacific University, Series 2022-A	4.000	05-01-37	635,000	639,829
Port of Portland Airport Revenue Portland International Airport, AMT	5.000	07-01-49	1,000,000	1,072,042
Port of Portland Airport Revenue Series 24B, AMT	5.000	07-01-42	2,500,000	2,649,922
Pennsylvania 3.2%				17,198,020
Allegheny County Higher Education Building Authority Duquesne University, Series 2022-A (E)	5.000	03-01-33	610,000	689,151
Allegheny County Hospital Development Authority Revenue UPMC Subordinated, Series D2D (C)	1.370	11-15-26	1,000,000	985,992
Allegheny County Sanitary Authority Series A	5.000	06-01-26	500,000	552,338
Berks County Industrial Development Authority Tower Health Project	5.000	11-01-47	1,390,000	1,321,995
Chester County Industrial Development Authority Longwood Gardens, Inc., Project	4.000	12-01-46	1,250,000	1,286,124
City of Philadelphia Series A, GO	5.000	07-15-38	2,000,000	2,103,281
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,260,000	1,273,362
Montgomery County Higher Education & Health Authority Thomas Jefferson University, Series B	4.000	05-01-35	600,000	619,345
Pennsylvania Economic Development Financing Authority PPL Electric Utilities Corp.	0.400	10-01-23	1,000,000	970,564
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series A	5.000	12-01-44	1,000,000	1,076,503
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series C	5.000	12-01-44	1,630,000	1,691,659
24	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Philadelphia Gas Works Company 1998 General Ordinance	5.000	08-01-47	2,500,000	$2,708,289
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (A)	5.000	02-01-28	1,375,000	1,527,222
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (A)	5.000	02-01-29	350,000	392,195
Puerto Rico 2.3%				12,455,594
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO	0.010	11-01-43	4,391,124	2,272,407
Puerto Rico Commonwealth Series A, GO (D)	4.073	07-01-24	43,570	40,040
Puerto Rico Commonwealth Series A, GO (D)	4.773	07-01-33	109,001	64,520
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	84,700	82,842
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	76,134	73,421
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	65,344	62,993
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	88,842	84,063
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	92,394	86,053
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	94,333	99,256
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	93,478	101,957
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	91,962	101,578
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	89,322	100,978
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	4.169	07-01-31	2,843,000	1,951,193
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.500	07-01-34	2,000,000	2,042,073
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	5.007	07-01-46	985,000	298,476
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	3,000,000	2,996,246
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	2,000,000	1,997,498
Rhode Island 0.4%				2,248,968
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	2,190,000	2,248,968
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	25

	Rate (%)	Maturity date	Par value^	Value
South Carolina 0.4%				$1,888,601
South Carolina Jobs-Economic Development Authority Green Bond Last Step Recycling Project, Series A, AMT (B)	6.250	06-01-40	1,000,000	864,380
South Carolina Public Service Authority Santee Cooper, Series A	4.000	12-01-37	1,000,000	1,024,221
Tennessee 1.4%				7,588,775
County of Hamblen, GO	4.000	05-01-45	3,230,000	3,332,820
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-46	2,050,000	2,154,715
Tennergy Corp. Series A	5.000	02-01-50	2,000,000	2,101,240
Texas 8.8%				47,163,175
Central Texas Regional Mobility Authority Series A	5.000	01-01-40	500,000	543,568
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	543,568
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,051,484
City of Austin Electric Utility Revenue (A)	5.000	11-15-37	5,000,000	5,051,784
City of Dallas Waterworks & Sewer System Revenue Series C	4.000	10-01-49	1,000,000	1,026,481
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series C, AMT	5.000	07-15-28	4,400,000	4,511,710
City of San Antonio Electric & Gas Systems Revenue	5.000	02-01-48	5,000,000	5,114,716
Clifton Higher Education Finance Corp. Idea Public Shools, Series T	4.000	08-15-47	1,000,000	1,043,931
County of Collin, GO	3.000	02-15-38	1,000,000	941,842
County of Collin, GO	3.000	02-15-39	1,000,000	935,760
Dallas/Fort Worth International Airport Series D	5.250	11-01-32	5,000,000	5,189,573
Grand Parkway Transportation Corp. Highway Revenue Tolls, Series B	5.000	04-01-53	4,000,000	4,171,869
Gulf Coast Authority Series B (E)	5.000	10-01-32	450,000	531,433
Gulf Coast Authority Series B (E)	5.000	10-01-33	520,000	620,139
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	600,000	599,985
Harris County Cultural Education Facilities Finance Corp. First Mortgage, Brazos Presbyterian Homes, Inc. Project	5.000	01-01-48	1,000,000	994,243
26	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Harris County Cultural Education Facilities Finance Corp. Revenue Various Hospital Memorial Hermann (C)(E)	1.640	07-01-49	2,500,000	$2,499,991
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-32	175,000	176,926
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-33	380,000	384,720
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,082,446
Matagorda County Navigation District No. 1 Center Power and Light Company, AMT	0.900	05-01-30	500,000	492,283
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,890,000	1,895,261
Port Authority of Houston of Harris County Texas 1st Lien	4.000	10-01-46	2,125,000	2,171,636
Spring Independent School District School Building, GO	5.000	08-15-42	1,500,000	1,639,229
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue	5.000	12-15-29	500,000	540,371
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue	5.000	12-15-32	300,000	324,881
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	2,000,000	2,083,345
Utah 1.7%				9,210,683
City of Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-42	2,000,000	2,123,303
County of Utah IHC Health Services, Inc., Series A	4.000	05-15-43	1,000,000	1,019,730
County of Utah IHC Health Services, Inc., Series B	5.000	05-15-60	600,000	659,497
Utah Charter School Finance Authority Legacy Preparatory Academy Project	4.000	04-15-42	1,250,000	1,262,305
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-27	570,000	582,297
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-31	460,000	449,875
Utah Infrastructure Agency Telecommunications & Franchise Tax Revenue	4.000	10-15-44	500,000	509,834
Utah Infrastructure Agency Telecommunications & Franchise Tax Revenue	4.000	10-15-48	500,000	506,858
Utah Transit Authority Sales Tax Revenue	4.000	12-15-31	2,000,000	2,096,984
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	27

	Rate (%)	Maturity date	Par value^	Value
Virgin Islands 0.3%				$1,509,663
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	1,460,000	1,509,663
Virginia 1.4%				7,309,858
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,700,000	1,853,185
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	1,010,108
Arlington Higher Education Finance Corp. Education Revenue Kipp Texas Inc.	4.000	08-15-37	1,250,000	1,290,402
Virginia Small Business Financing Authority 95 Express Revenue Refunding, AMT	4.000	01-01-40	500,000	489,436
Virginia Small Business Financing Authority Elizabeth River, AMT (E)	4.000	01-01-40	250,000	248,427
Virginia Small Business Financing Authority LifeSpire of Virginia, Inc.	4.000	12-01-51	1,000,000	861,765
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-52	1,500,000	1,556,535
Washington 2.2%				11,850,286
City of Bellevue Forward Delivery, GO	4.000	12-01-40	1,000,000	1,058,302
City of Bellevue Refunding Limited Tax, GO	4.000	12-01-39	1,000,000	1,064,384
City of Bellevue Refunding Limited Tax, GO	4.000	12-01-41	1,500,000	1,584,859
City of Seattle Series A, GO	4.000	12-01-38	885,000	944,763
Energy Northwest Columbia Generating Station	4.000	07-01-39	1,000,000	1,041,474
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	2,000,000	2,037,420
State of Washington Series R 2021-D, GO	4.000	07-01-39	3,000,000	3,197,964
Washington State Housing Finance Commission Municipal Certificates, Series 1 Class A	3.500	12-20-35	985,784	921,120
West Virginia 0.4%				2,042,353
West Virginia Parkways Authority Turnpike Toll Revenue	4.000	06-01-47	2,000,000	2,042,353
Wisconsin 1.6%				8,566,791
Milwaukee Metropolitan Sewerage District Green Bond, Series A, GO	3.000	10-01-35	1,500,000	1,460,097
Public Finance Authority Mary’s Woods at Marylhurst (B)	5.250	05-15-47	1,015,000	984,766
Public Finance Authority Rose Villa Project, Series A (B)	5.000	11-15-24	600,000	609,437
28	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Rose Villa Project, Series A (B)	5.750	11-15-44	1,000,000	$1,019,623
Public Finance Authority Viticus Group Project, Series A (B)	4.000	12-01-41	500,000	442,173
Public Finance Authority Waste Management, Inc. Project, Series A2, AMT	2.875	05-01-27	3,000,000	2,893,596
Wisconsin Health & Educational Facilities Authority Rogers Memorial Hospital, Inc., Series A	5.000	07-01-49	300,000	312,004
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc. (E)	4.000	09-15-41	500,000	429,749

Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc. (E)	4.000	09-15-45	500,000	415,346
Corporate bonds 0.5%				$2,925,167
(Cost $3,519,676)
Health care 0.4%				2,205,000
Health care providers and services 0.4%
Tower Health	4.451	02-01-50	3,000,000	2,205,000
Industrials 0.1%				720,167
Construction and engineering 0.1%
LBJ Infrastructure Group LLC (B)	3.797	12-31-57	1,000,000	720,167

	Shares	Value
Closed-end funds 0.1%		$389,900
(Cost $394,461)
Eaton Vance Municipal Bond Fund	35,000	389,900

	Yield (%)	Shares	Value
Short-term investments 4.9%			$26,028,588
(Cost $26,028,010)
Short-term funds 4.9%
John Hancock Collateral Trust (F)	0.8437(G)	2,603,197	26,028,588

Total investments (Cost $562,875,143) 104.5%			$558,914,234
Other assets and liabilities, net (4.5%)			(24,039,210)
Total net assets 100.0%			$534,875,024

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	29

SIFMA	Securities Industry and Financial Markets Association Municipal Swap Index
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Security purchased or sold on a when-issued or delayed delivery basis.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 5-31-22.

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	6.0
Build America Mutual Assurance Company	1.1
National Public Finance Guarantee Corp.	1.0
Ambac Financial Group, Inc.	0.4
Assured Guaranty Corp.	0.4
California Mortgage Insurance	0.3
TOTAL	9.2
30	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	450	Short	Sep 2022	$(53,999,418)	$(53,753,906)	$245,512
						$245,512
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 5-31-22, the aggregate cost of investments for federal income tax purposes was $561,156,682. Net unrealized depreciation aggregated to $1,996,936, of which $12,324,806 related to gross unrealized appreciation and $14,321,742 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	31

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-22

Assets
Unaffiliated investments, at value (Cost $536,847,133)	$532,885,646
Affiliated investments, at value (Cost $26,028,010)	26,028,588
Total investments, at value (Cost $562,875,143)	558,914,234
Receivable for futures variation margin	309,409
Cash	2,879
Collateral held at broker for futures contracts	800,000
Interest receivable	6,257,305
Receivable for fund shares sold	2,936,040
Receivable for investments sold	1,756,640
Receivable from affiliates	978
Other assets	61,199
Total assets	571,038,684
Liabilities
Distributions payable	82,172
Payable for investments purchased	2,840,983
Payable for delayed delivery securities purchased	32,299,045
Payable for fund shares repurchased	751,233
Payable to affiliates
Accounting and legal services fees	21,781
Transfer agent fees	15,457
Distribution and service fees	9,784
Trustees’ fees	135
Other liabilities and accrued expenses	143,070
Total liabilities	36,163,660
Net assets	$534,875,024
Net assets consist of
Paid-in capital	$539,630,137
Total distributable earnings (loss)	(4,755,113)
Net assets	$534,875,024

32	JOHN HANCOCK Municipal Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($398,944,517 ÷ 43,405,372 shares)[1]	$9.19
Class C ($11,551,877 ÷ 1,257,062 shares)[1]	$9.19
Class I ($87,300,520 ÷ 9,483,589 shares)	$9.21
Class R6 ($37,078,110 ÷ 4,026,831 shares)	$9.21
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.57

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	33

STATEMENT OF OPERATIONS For the year ended 5-31-22

Investment income
Interest	$16,582,239
Dividends from affiliated investments	24,196
Dividends	2,270
Total investment income	16,608,705
Expenses
Investment management fees	2,718,978
Distribution and service fees	1,237,574
Accounting and legal services fees	69,225
Transfer agent fees	194,999
Trustees’ fees	7,624
Custodian fees	51,652
State registration fees	84,782
Printing and postage	15,454
Professional fees	110,720
Other	28,081
Total expenses	4,519,089
Less expense reductions	(502,661)
Net expenses	4,016,428
Net investment income	12,592,277
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(2,706,942)
Affiliated investments	(10,319)
Capital gain distributions received from affiliated investments	2,668
Futures contracts	4,437,637
1,723,044
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(48,019,049)
Affiliated investments	411
Futures contracts	341,236
(47,677,402)
Net realized and unrealized loss	(45,954,358)
Decrease in net assets from operations	$(33,362,081)
34	JOHN HANCOCK Municipal Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-22	Year ended 5-31-21
Increase (decrease) in net assets
From operations
Net investment income	$12,592,277	$13,312,420
Net realized gain	1,723,044	7,194,054
Change in net unrealized appreciation (depreciation)	(47,677,402)	22,390,313
Increase (decrease) in net assets resulting from operations	(33,362,081)	42,896,787
Distributions to shareholders
From earnings
Class A	(11,990,992)	(12,496,467)
Class B	—	(6,309)[1]
Class C	(277,209)	(448,632)
Class I	(729,243)	(493,190)
Class R6	(460,250)	(318,048)
Total distributions	(13,457,694)	(13,762,646)
From fund share transactions	85,966,026	(3,252,446)
Total increase	39,146,251	25,881,695
Net assets
Beginning of year	495,728,773	469,847,078
End of year	$534,875,024	$495,728,773

[1]	Share class was redesignated during the year. Refer to Note 6 for further details.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	35

Financial highlights
CLASS A SHARES Period ended	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$10.14	$9.55	$9.83	$9.65	$9.85
Net investment income[1]	0.25	0.27	0.29	0.34	0.35
Net realized and unrealized gain (loss) on investments	(0.93)	0.60	(0.28)	0.18	(0.19)
Total from investment operations	(0.68)	0.87	0.01	0.52	0.16
Less distributions
From net investment income	(0.27)	(0.28)	(0.29)	(0.34)	(0.36)
Net asset value, end of period	$9.19	$10.14	$9.55	$9.83	$9.65
Total return (%)[2,3]	(6.94)	9.34	0.09	5.55	1.62
Ratios and supplemental data
Net assets, end of period (in millions)	$399	$450	$417	$439	$460
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91	0.93	0.93	0.93	0.92
Expenses including reductions	0.80	0.82	0.82	0.83	0.81
Net investment income	2.55	2.75	2.97	3.52	3.60
Portfolio turnover (%)	32	20	54	33	11

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
36	JOHN HANCOCK Municipal Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$10.14	$9.55	$9.83	$9.65	$9.85
Net investment income[1]	0.18	0.20	0.22	0.26	0.28
Net realized and unrealized gain (loss) on investments	(0.93)	0.60	(0.28)	0.19	(0.20)
Total from investment operations	(0.75)	0.80	(0.06)	0.45	0.08
Less distributions
From net investment income	(0.20)	(0.21)	(0.22)	(0.27)	(0.28)
Net asset value, end of period	$9.19	$10.14	$9.55	$9.83	$9.65
Total return (%)[2,3]	(7.55)	8.42	(0.65)	4.76	0.86
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$15	$27	$33	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	1.66	1.68	1.68	1.68	1.67
Expenses including reductions	1.55	1.57	1.57	1.58	1.56
Net investment income	1.80	2.02	2.23	2.77	2.85
Portfolio turnover (%)	32	20	54	33	11

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	37

CLASS I SHARES Period ended	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$10.16	$9.57	$9.84	$9.66	$9.86
Net investment income[1]	0.26	0.29	0.31	0.35	0.37
Net realized and unrealized gain (loss) on investments	(0.93)	0.60	(0.27)	0.19	(0.20)
Total from investment operations	(0.67)	0.89	0.04	0.54	0.17
Less distributions
From net investment income	(0.28)	(0.30)	(0.31)	(0.36)	(0.37)
Net asset value, end of period	$9.21	$10.16	$9.57	$9.84	$9.66
Total return (%)[2]	(6.69)	9.38	0.35	5.71	1.77
Ratios and supplemental data
Net assets, end of period (in millions)	$87	$18	$15	$13	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66	0.68	0.68	0.68	0.67
Expenses including reductions	0.65	0.67	0.67	0.68	0.66
Net investment income	2.72	2.90	3.13	3.66	3.74
Portfolio turnover (%)	32	20	54	33	11

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
38	JOHN HANCOCK Municipal Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18[1]
Per share operating performance
Net asset value, beginning of period	$10.16	$9.57	$9.85	$9.67	$9.90
Net investment income[2]	0.27	0.29	0.31	0.35	0.28
Net realized and unrealized gain (loss) on investments	(0.93)	0.60	(0.28)	0.19	(0.23)
Total from investment operations	(0.66)	0.89	0.03	0.54	0.05
Less distributions
From net investment income	(0.29)	(0.30)	(0.31)	(0.36)	(0.28)
Net asset value, end of period	$9.21	$10.16	$9.57	$9.85	$9.67
Total return (%)[3]	(6.66)	9.42	0.28	5.74	0.55[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$37	$12	$9	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.63	0.65	0.65	0.65	0.64[5]
Expenses including reductions	0.62	0.64	0.64	0.64	0.63[5]
Net investment income	2.73	2.92	3.14	3.69	3.81[5]
Portfolio turnover (%)	32	20	54	33	11[6]

[1]	The inception date for Class R6 shares is 8-30-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	39

Notes to financial statements
Note 1—Organization
John Hancock Municipal Opportunities Fund (formerly John Hancock Tax-Free Bond Fund) (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Prior to January 10, 2022, the fund was known as John Hancock Tax-Free Bond Fund.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
40	JOHN HANCOCK Municipal Opportunities Fund | ANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2022, by major security category or type:
	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$529,570,579	—	$529,570,579	—
Corporate bonds	2,925,167	—	2,925,167	—
Closed-end funds	389,900	$389,900	—	—
Short-term investments	26,028,588	26,028,588	—	—
Total investments in securities	$558,914,234	$26,418,488	$532,495,746	—
Derivatives:
Assets
Futures	$245,512	$245,512	—	—
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
ANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	41

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2022, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2022 were $4,623.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2022, the fund has a short-term capital loss carryforward of $2,715,522 available to offset future net realized capital gains. This carryforward does not expire.
As of May 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
42	JOHN HANCOCK Municipal Opportunities Fund | ANNUAL REPORT

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2022 and 2021 was as follows:
	May 31, 2022	May 31, 2021
Ordinary income	$113,853	$1,042,919
Exempt Income	13,343,841	12,719,727
Total	$13,457,694	$13,762,646
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2022, the components of distributable earnings on a tax basis consisted of $39,517 of undistributed exempt interest.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s
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investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended May 31, 2022, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging from $53.8 million to $60.1 million as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at May 31, 2022 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$245,512	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2022:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$4,437,637
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2022:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$341,236
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
44	JOHN HANCOCK Municipal Opportunities Fund | ANNUAL REPORT

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.550% of the first $500 million of the fund’s average daily net assets; (b) 0.500% of the next $500 million of the fund’s average daily net assets; (c) 0.450% of the next $2 billion of the fund’s average daily net assets; and (d) 0.425% of the fund’s average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$44,097
Class C	1,405
Class I	2,544
Class	Expense reduction
Class R6	$1,594
Total	$49,640

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2022, were equivalent to a net annual effective rate of 0.54% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $439,019 and $14,002 for Class A and Class C shares, respectively, for the year ended May 31, 2022.
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Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $198,741 for the year ended May 31, 2022. Of this amount, $27,473 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $171,268 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2022, CDSCs received by the Distributor amounted to $6,721 and $350 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,097,547	$177,696
Class C	140,027	5,676
Class I	—	10,238
Class R6	—	1,389
Total	$1,237,574	$194,999
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$10,800,000	3	0.54%	$486
46	JOHN HANCOCK Municipal Opportunities Fund | ANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2022 and 2021 were as follows:
	Year Ended 5-31-22		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,949,188	$48,347,540	4,588,023	$45,551,148
Distributions reinvested	1,102,655	10,840,735	1,125,137	11,195,290
Repurchased	(6,982,098)	(67,433,183)	(5,059,105)	(50,393,259)
Net increase (decrease)	(930,255)	$(8,244,908)	654,055	$6,353,179
Class B shares
Distributions reinvested	—	—	519	$5,094
Repurchased	—	—	(107,434)	(1,051,196)
Net decrease	—	—	(106,915)	$(1,046,102)
Class C shares
Sold	164,298	$1,603,300	84,642	$843,820
Distributions reinvested	27,241	268,324	43,573	432,054
Repurchased	(452,487)	(4,417,607)	(1,481,914)	(14,689,807)
Net decrease	(260,948)	$(2,545,983)	(1,353,699)	$(13,413,933)
Class I shares
Sold	8,305,895	$76,465,275	644,176	$6,473,950
Distributions reinvested	73,400	712,350	48,464	483,191
Repurchased	(704,926)	(6,645,505)	(449,504)	(4,482,534)
Net increase	7,674,369	$70,532,120	243,136	$2,474,607
Class R6 shares
Sold	3,358,609	$31,244,322	431,976	$4,300,811
Distributions reinvested	47,140	460,188	31,849	317,688
Repurchased	(577,050)	(5,479,713)	(225,297)	(2,238,696)
Net increase	2,828,699	$26,224,797	238,528	$2,379,803
Total net increase (decrease)	9,311,865	$85,966,026	(324,895)	$(3,252,446)
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$582,389
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $260,178,310 and $161,368,843, respectively, for the year ended May 31, 2022.
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Note 8—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,603,197	$8,078,966	$145,628,306	$(127,668,776)	$(10,319)	$411	$24,196	$2,668	$26,028,588
Note 10—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
48	JOHN HANCOCK Municipal Opportunities Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock Municipal Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Municipal Opportunities Fund (one of the funds constituting John Hancock Municipal Securities Trust, referred to hereafter as the “Fund”) as of May 31, 2022, the related statement of operations for the year ended May 31, 2022, the statements of changes in net assets for each of the two years in the period ended May 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2022 by correspondence with the custodian, transfer agent, trust and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 12, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2022.
99.30% of dividends from net investment income are exempt-interest dividends.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2022 Form 1099-DIV in early 2023. This will reflect the tax character of all distributions paid in calendar year 2022.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
50	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Municipal Opportunities Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
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•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
52	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	189
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	189
Trustee
Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2012	189
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham,[2] Born: 1944	1989	189
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2012	189
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Deborah C. Jackson, Born: 1952	2008	189
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
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Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Steven R. Pruchansky, Born: 1944	1994	189
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	189
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	189
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	189
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
54	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

Non-Independent Trustees[3] (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Marianne Harrison, Born: 1963	2018	189
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	55

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
56	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Dennis DiCicco
Adam A. Weigold, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	57

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Municipal Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2234741	52A 5/22
7/2022

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2022, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert, effective March 25, 2022, and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2022 and 2021. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	May 31, 2022	May 31, 2021
John Hancock High Yield Municipal Bond Fund	$43,750	$42,683
John Hancock Municipal Opportunities Fund (formerly, John
Hancock Tax-Free Bond Fund)	40,249	39,272
Total	$83,999	$81,955

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	May 31, 2022	May 31, 2021
John Hancock High Yield Municipal Bond Fund	$776	$604
John Hancock Municipal Opportunities Fund (formerly, John
Hancock Tax-Free Bond Fund)	776	604
Total	$1,552	$1,208

Amounts billed to control affiliates were $119,500 and $116,000 for the fiscal years ended May 31, 2022 and 2021, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to the following for the fiscal years ended May 31, 2022 and 2021. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	May 31, 2022	May 31, 2021
John Hancock High Yield Municipal Bond Fund	$3,835	$3,760
John Hancock Municipal Opportunities Fund (formerly,
John Hancock Tax-Free Bond Fund)	3,835	3,760
Total	$7,670	$7,520

(d) All Other Fees

The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees amounted to the following for the fiscal years ended May 31,

2022 and 2021:

Fund	May 31, 2022	May 31, 2021
John Hancock High Yield Municipal Bond Fund	$305	$89
John Hancock Municipal Opportunities Fund (formerly,
John Hancock Tax-Free Bond Fund)	305	89
Total	$610	$178

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre- approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant for the fiscal year ended May 31, 2022, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were

$954,708 for the fiscal year ended May 31, 2022 and $1,149,949 for the fiscal year ended May 31, 2021.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson, effective March 25, 2022

Peter S. Burgess

William H. Cunningham

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	July 12, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	July 12, 2022
By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	July 12, 2022